Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTEGRITY DIVIDEND HARVEST FUND—FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Integrity Dividend Harvest Fund (the "Fund") seeks to maximize total return by emphasizing high current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with long term appreciation as a secondary objective, consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "The Shares Offered" on page 7 of the Fund's prospectus, "How to Reduce Your Sales Charge" on page 8 of the prospectus and "Purchase and Redemption of Shares" on page B-31 of the Fund's statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "The Shares Offered" on page 7 of the Fund's prospectus, "How to Reduce Your Sales Charge" on page 8 of the prospectus and "Purchase and Redemption of Shares" on page B-31 of the Fund's statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired fund fees and expenses are based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It shows costs whether you redeemed all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To pursue its objective, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in dividend-paying equity securities, including common stock and preferred stock, of companies. In addition, under normal market conditions, the Fund invests at least 65% of its net assets in equity securities that have consistently increased dividends for a period of at least 10 years. In determining whether a company has increased its dividend for a period of at least 10 years, the Fund's Portfolio Management Team ("Team") will account for the effect of any stock splits or spin-offs.

The Fund may invest in companies of any size. In selecting securities, the Team considers a combination of factors, including, but not limited to, dividend yield, dividend growth rate, earnings growth, price-to-earnings (P/E) multiples and balance sheet strength. The Team emphasizes dividend yield in selecting stocks for the Fund because the Team believes that, over time, dividend income can contribute significantly to total return and is a more consistent source of investment return than capital appreciation.

While the Fund does not concentrate in any one industry, from time to time, based on economic conditions, it may make significant investments in certain sectors.

The Fund may invest up to 30% of its net assets in foreign equity securities, including common stock and preferred stock.

The Team may consider selling a security if, among other considerations, its business fundamentals have deteriorated or if it fails to raise its dividend.

The Fund is non-diversified, meaning that it can concentrate its investments in a more limited number of issuers than a diversified fund.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market and Economic Risk: The prices of the securities in which the Fund invests may fluctuate, at times dramatically, for a number of reasons, including: actual earnings that do not meet generally accepted forecasts or estimates of earnings; changes in the general interest rate environment that have a negative impact on the valuation of earnings; the market undervaluing the stocks in the Fund's portfolio; developments affecting particular issuers, industries, or geographic sectors; a general decline in the stock market; poor stock selection by the Team; and social or political changes that alter investors' future expectations of company earnings.

Preferred Stock Risk: Preferred stocks are subject to the risks associated with other types of equity securities, such as potential volatility, as well as additional risks, such as risks related to deferral and omission of distributions; credit and subordination risk; interest rate risk; call, reinvestment and income risk; liquidity risk; risks related to limited voting rights; and risks related to special redemption rights.

  Deferral and Omission Risk: Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer.
  Credit and Subordination Risk: Credit risk is the risk that a preferred security will decline in price or the issuer of the security will fail to make dividend, interest or principal payments when due because the issuer experiences a decline in its financial status. Preferred securities are generally subordinated to bonds and other debt instruments in a company's capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.
  Interest Rate Risk: Interest rate risk is the risk that preferred securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. Preferred securities with longer periods before maturity may be more sensitive to interest rate changes.
  Call, Reinvestment and Income Risk: During periods of declining interest rates, an issuer may be able to exercise an option to redeem its issue at par earlier than scheduled which is generally known as call risk. The risk that the Fund may be forced to reinvest in lower yielding securities is known as reinvestment risk. Another risk associated with a declining interest rate environment is that the income from the Fund's portfolio may decline over time when the Fund invests the proceeds from new share sales at market interest rates that are below the portfolio's current earnings rate.
  Liquidity Risk: Certain preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books.
  Limited Voting Rights Risk: Generally, traditional preferred securities offer no voting rights with respect to the issuer unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer's board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. Hybrid-preferred security holders generally have no voting rights.
  Special Redemption Rights Risk: In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in U.S. federal income tax or securities laws. As with call provisions, a redemption by the issuer may negatively impact the return of the security held by the Fund.
Dividend-Paying Stock Risk: Because the Fund can only distribute what it earns, the Fund's distributions to shareholders could decline when dividend income from stocks in the Fund's portfolio declines. The Fund's emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend, which could affect the Fund's ability to generate income.

"Special Situation" Companies Risk: The companies in which the Fund invests may experience special situations. "Special situations" include a change in management or management policies, the acquisition of a significant equity position in the company by others, a merger or reorganization, or the sale or spin-off of a division or subsidiary. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a special situation company may decline significantly. There can be no assurance that a special situation that exists at the time the Fund invests in the company will be consummated under the terms and within the time period contemplated. Investments in "special situations" companies can present greater risks than investments in companies not experiencing special situations.

Sector Risk: To the extent that the Fund focuses on particular sectors from time to time, the Fund may be subject to greater risk of the adverse developments in such areas of focus than a fund that invests in a wider variety of sectors.

Risks of Stocks of Development Stage and Small Capitalization Companies: The Fund may invest in stocks of development stage and small capitalization companies, which involve substantial risks. These stocks may trade less frequently and in more limited volumes than stocks of other companies. As a result, these stocks historically have experienced greater price volatility than stocks of more established and larger capitalization companies, and they may be expected to do so in the future. Moreover, start-up and other small companies may lack the competitive strengths of larger companies, may be dependent upon a small or inexperienced management group, and may have limited product lines, unproven track records, or inadequate capital reserves. Key information about these companies may be inaccurate or unavailable, and their earnings are less predictable than more established companies. Stocks of these companies may, therefore, be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign Stock Risk: The Fund may invest in securities of non-U.S. issuers, which have special risks. These risks include international economic and political developments, foreign government actions including restrictions on payments to non-domestic persons such as the Fund, less regulation, less information, currency fluctuations, and interruptions in currency flow. Investments in foreign securities also entail higher costs. The Fund's investments in foreign securities may be in the form of sponsored or unsponsored depositary receipts, such as American Depositary Receipts ("ADRs"), Global Depositary Receipts, and European Depositary Receipts. Ownership of unsponsored depositary receipts may not entitle the Fund to financial and other reports from the issuer of the underlying security and certain costs related to the receipts that would otherwise be borne by the issuer of a sponsored depositary receipt may be passed through, in whole or in part, to holders of unsponsored receipts.

Risks of Non-Diversification: Because a relatively high percentage of the Fund's assets may be invested in the securities of a limited number of issuers, the Fund's portfolio may be more susceptible to any single economic, technological, or regulatory occurrence than the portfolio of a diversified fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Risks of Non-Diversification: Because a relatively high percentage of the Fund's assets may be invested in the securities of a limited number of issuers, the Fund's portfolio may be more susceptible to any single economic, technological, or regulatory occurrence than the portfolio of a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Fund performance is not included in this prospectus because the Fund has not been in existence for a full calendar year. Performance information will be shown after the Fund has been in operation for one calendar year. At that time, annual performance information will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's performance from year to year and by comparing the Fund's performance to a broad measure of market performance. The Fund's performance will also be available at www.integrityvikingfunds.com or by calling 800-276-1262. The Fund's past performance (before and after taxes) will not necessarily be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	At that time, annual performance information will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's performance from year to year and by comparing the Fund's performance to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Fund performance is not included in this prospectus because the Fund has not been in existence for a full calendar year. Performance information will be shown after the Fund has been in operation for one calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-276-1262
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.integrityvikingfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) will not necessarily be an indication of how the Fund will perform in the future.
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.75%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.16%
1 Year	rr_ExpenseExampleYear01	613
3 Years	rr_ExpenseExampleYear03	982
1 Year	rr_ExpenseExampleNoRedemptionYear01	613
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 982

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired fund fees and expenses are based on estimated amounts for the current fiscal year.
[3]	The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses through April 30, 2013 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 1.15% of the Fund's average daily net assets. This expense limitation agreement may only be terminated or modified prior to April 30 , 2013 with the approval of the Fund's Board of Trustees.